                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/08

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of January 31, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 1/31/08

SENIOR INCOME TRUST
SYMBOL: VVR
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (6/23/98)             4.03%         3.48%

5-year                                5.26          5.99

1-year                               -9.63        -17.00

6-month                              -7.68        -11.47
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND TRUST SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2008

MARKET CONDITIONS

U.S. economic growth, as measured by gross domestic product (GDP), rose 4.9 percent in the third quarter of 2007, well above the 3.8 percent posted during the second quarter. However, advance estimates at the end of the reporting period show GDP expanded just 0.6 percent in the fourth quarter. The economic slowdown translated into slower earnings growth for many corporate borrowers within the senior loan market.

The six-month period under review was challenging for the senior loan market, as it was for virtually all non-government bond sectors. The turmoil and uncertainty that began in early summer persisted throughout the period as dislocations stemming from the problems in the subprime mortgage arena permeated the fixed income markets, leading to a significant contraction in credit and liquidity. In an effort to spur the economy and ease the liquidity crunch, the Federal Open Market Committee (the "Fed") lowered the target federal funds rate a total of 2.25 percentage points during the reporting period, bringing the rate to 3.00 percent as of the end of January. Although the Fed's moves did bring some stability to the markets, it was relatively short-lived and riskier assets continued to struggle as investors fled to high-quality securities.

The broad reassessment of risk pricing in the credit markets, coupled with the significant decline in market liquidity, put considerable pressure on senior loan prices. Although the market experienced a brief respite in September and October, when loan values rose, a subsequent significant decline in demand and rise in supply pushed loan values lower again. Demand for collateralized loan obligations (CLOs) in particular, which had until recently accounted for up to 60 percent of purchases in the senior loan market, evaporated almost entirely in the latter half of the year. At the same time, following the run up of prices in October, a significant amount of new deals were launched. This technical demand/supply imbalance in the market, coupled with the tightening of lending standards, have in our view been the primary drivers of the volatility in the senior loan market over the past several months. Increased selling by retail and relative value investors has also pressured loan prices. Nonetheless, default rates remain well below the historical average, though they have trended upward slightly in recent weeks, and the overall fundamentals of the senior loan market, in our opinion remain intact.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. For the six months ended January 31, 2008, the Trust returned -11.47% percent on a market price basis and -7.68% percent on an NAV basis.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2008

---------------------------------------
                       BASED ON
      BASED ON NAV   MARKET PRICE

         -7.68%        -11.47%
---------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

Although the past several months have certainly been challenging for investors, we have not seen a meaningful decline in the credit quality of the portfolio and we continue to see relatively strong earnings from the companies in which we have invested. We continue to adhere to our research-intensive investment process, employing a bottom-up asset selection process driven by thorough analysis of individual company fundamentals, and have not relaxed our rigorous credit standards. In fact, our team refused to participate in over 65 percent of all the deals that were syndicated during 2006 and 2007, when a number of highly leveraged, aggressively structured senior loans were syndicated. We believe this has contributed to the Trust's very low default rate, which was at an all-time low for the Trust at the end of 2007 and well below the industry average. We do think that defaults in the senior loan market are likely to rise in the coming months, but we believe the deals that we turned down are the ones most likely to experience problems should the economy continue to decline.

We continued to position the portfolio defensively, generally avoiding sectors or industries that we believe are vulnerable to cyclical economic downturns. For example, we remain cautious about auto and airline industries because of their susceptibility to high fuel prices. Given the decline in the residential housing market, we have also generally avoided investments in the building and real estate sectors. We have been very selective regarding investments in the health care industry, particularly those assets with inherent reimbursement and regulatory risks, but have found pockets of attractive opportunities in sub-sectors that are not exposed to these risks. In general, we made relatively few changes to the portfolio, and as of the end of the reporting period, the Trust's largest sector weightings were printing and publishing, healthcare, and beverage, food and tobacco.

The Trust remained fully invested in senior secured loans, and used a modest amount of leverage which may allow us to enhance the Trust's yield while keeping credit standards high. Leverage involves borrowing at a floating short-term rate and reinvesting the proceeds at a higher rate. Unlike other fixed-income asset classes, using leverage in conjunction with senior loans does not involve the same degree of risk from rising short-term interest rates since the income from senior loans adjusts to changes in interest rates, as do the rates which determine the Trust's borrowing costs. (Similarly, should short-term rates fall, borrowing costs would also decline. Of course, the fund's portfolio, though, also will generate less income when interest rates decline.) We might reduce leverage in periods of weaker credit quality conditions to prevent magnifying erosion of the Trust's net asset value.

While we believe this portfolio structure (fully invested, modest leverage) adds value for shareholders over a full cycle, it has been a drag on performance in the short term. Because the recent market volatility has been driven by technical factors, rather than a change in underlying fundamentals, we have not altered the use of leverage in the Trust as we believe it is very difficult to "time" technical events in the market. The use of leverage may, though, increase the Fund's volatility. Therefore, portfolio construction continues to be driven by fundamental credit research.

Although it has been a very difficult period, it has created certain opportunities. Loans coming to market today are offering better spreads and stronger credit structures than we have seen in the past few years. These more investor-friendly terms may lead to attractive risk/reward characteristics for investors going forward. In addition, merger and acquisition activity continues, which has historically meant greater opportunities for senior secured lenders. The emergence of a large number of non-public funds seeking to acquire portions of loans currently held by banks is encouraging as well, as it may serve to reduce the supply overhang and therefore relieve some of the downward pressure on prices in the market. We will continue to focus on maintaining a high quality, portfolio of issuers with stable cash flows and strong management teams.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/08
Printing & Publishing                                             9.9%
Healthcare                                                        9.3
Beverage, Food & Tobacco                                          6.1
Entertainment & Leisure                                           5.2
Hotels, Motels, Inns & Gaming                                     4.1
Chemicals, Plastics & Rubber                                      4.0
Finance                                                           3.9
Business Equipment & Services                                     3.6
Broadcasting--Cable                                               3.3
Buildings & Real Estate                                           3.3
Automotive                                                        3.0
Containers, Packaging & Glass                                     3.0
Electronics                                                       2.6
Broadcasting--Television                                          2.4
Retail--Stores                                                    2.4
Insurance                                                         2.3
Non-Durable Consumer Products                                     2.3
Aerospace/Defense                                                 2.3
Construction Material                                             2.3
Restaurants & Food Service                                        2.2
Utilities                                                         2.2
Medical Products & Services                                       2.0
Broadcasting--Radio                                               1.9
Education & Child Care                                            1.5
Paper & Forest Products                                           1.4
Ecological                                                        1.1
Telecommunications--Local Exchange Carriers                       1.1
Textiles & Leather                                                1.0
Health & Beauty                                                   0.9
Diversified Manufacturing                                         0.9
Home & Office Furnishings, Housewares & Durable Consumer
  Products                                                        0.9
Personal & Miscellaneous Services                                 0.9
Natural Resources                                                 0.8
Broadcasting--Diversified                                         0.7
Retail--Specialty                                                 0.6
Banking                                                           0.6
Machinery                                                         0.6
Telecommunications--Wireless                                      0.5
Transportation--Rail Manufacturing                                0.4
Grocery                                                           0.3
Telecommunications--Long Distance                                 0.3
Mining, Steel, Iron & Non-Precious Metals                         0.3
Transportation--Cargo                                             0.3
Pharmaceuticals                                                   0.2
Durable Consumer Products                                         0.2
Transportation--Personal                                          0.1
Retail--Oil & Gas                                                 0.1
Farming & Agriculture                                             0.1
                                                                -----
Total Long-Term Investments                                      99.4
Short-Term Investments                                            0.6
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Summary of investments by industry classification percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS 177.3%
            AEROSPACE/DEFENSE 4.2%
$  9,685    Alion Science and
            Technology Corp., Term
            Loan......................        7.33%              08/02/09        $    8,958,407
   2,830    Apptis, Inc., Term Loan...    6.53 to 8.10           12/20/12             2,546,799
   2,181    Atlantic Marine Services,
            Term Loan.................    7.94 to 8.63           03/22/14             2,169,983
   3,341    DeCrane Aircraft Holdings,
            Inc., Term Loan...........        7.40               02/21/13             3,224,377
   4,410    DynCorp International,
            LLC, Term Loan............        6.88               02/11/11             4,159,901
     703    Hawker Beechraft
            Acquisition Co., Revolving
            Credit Agreement..........        6.93               03/26/14               648,404
   8,243    Hawker Beechraft
            Acquisition Co., Term
            Loan......................        6.83               03/26/14             7,605,488
   8,568    IAP Worldwide Services,
            Inc., Term Loan...........   11.13 to 16.63    12/30/12 to 06/30/13       7,358,859
   4,896    ILC Industries, Inc., Term
            Loan......................        7.09               02/24/12             4,553,280
   2,691    Primus International,
            Inc., Term Loan...........        7.04               06/07/12             2,556,205
   3,667    Sequa Corp., Term Loan....        8.08               12/03/14             3,504,721
   1,092    Tri-Star Electronics
            International, Term
            Loan......................    7.83 to 8.31           02/02/13             1,053,539
   4,714    Vangent, Inc., Term
            Loan......................        7.27               02/14/13             4,219,366
     625    Wesco Aircraft Hardware
            Corp., Term Loan..........        10.58              03/28/14               610,938
                                                                                 --------------
                                                                                     53,170,267
                                                                                 --------------
            AUTOMOTIVE  5.4%
   3,661    Accuride Corp., Term Loan
            (a).......................        7.56               01/31/12             3,530,705
   1,975    Acument Global
            Technologies, Inc., Term
            Loan......................        8.33               08/11/13             1,896,000
  19,058    Ford Motor Co., Term
            Loan......................        8.00               12/15/13            16,735,953
   3,292    Heartland Automotive
            Holdings, Inc., Term Loan
            (b) (c)...................        10.75              02/27/12             2,304,240
   9,023    MetoKote Corp., Term
            Loan......................    6.25 to 7.84           11/27/11             8,210,965
   2,180    Navistar International
            Corp., Revolving Credit
            Agreement.................    6.50 to 8.32           01/19/12             1,980,166

See Notes to Financial Statements                                              7

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
$  5,995    Navistar International
            Corp., Term Loan..........        6.50%              01/19/12        $    5,445,456
   8,866    Oshkosh Truck Corp., Term
            Loan......................        6.90               12/06/13             8,235,645
     611    Performance Transportation
            Services, Inc., Revolving
            Credit Agreement (c)......        10.32              01/26/12               565,626
     420    Performance Transportation
            Services, Inc., Term Loan
            (c).......................        10.75              01/26/12               388,411
   6,965    Polypore, Inc., Term
            Loan......................        5.52               07/03/14             6,564,513
   1,455    Precision Partners, Inc.,
            Term Loan.................        8.33               10/27/13             1,323,778
   7,392    Sensata Technologies,
            Inc., Term Loan...........        5.06               04/27/13             6,663,769
   4,878    Veyance Technologies,
            Inc., Term Loan...........    5.78 to 7.46           07/31/14             4,414,766
                                                                                 --------------
                                                                                     68,259,993
                                                                                 --------------
            BANKING  1.0%
  13,523    Dollar Financial Corp.,
            Term Loan.................    7.58 to 7.95           10/30/12            13,049,989
                                                                                 --------------

            BEVERAGE, FOOD & TOBACCO  10.9%
   9,308    Advantage Sales &
            Marketing, LLC, Term
            Loan......................    5.28 to 6.83           03/29/13             8,656,079
   3,159    BE Foods Investments,
            Inc., Term Loan (d).......        9.70               07/11/12             2,890,100
   7,088    Birds Eye Foods, Inc.,
            Term Loan.................        6.58               03/22/13             6,662,837
   8,482    Coleman Natural Foods,
            LLC, Term Loan............        9.50               08/22/12             7,612,371
   3,541    Coleman Natural Foods,
            LLC, Term Loan (d)........        13.50              08/22/13             2,992,509
   7,450    Culligan International
            Co., Term Loan............    5.56 to 7.08           11/24/12             6,059,318
   4,938    DCI Cheese Co., Term
            Loan......................        8.08               08/07/13             4,912,812
  24,916    Dole Food Co., Inc., Term
            Loan......................    6.00 to 7.13           04/12/13            22,760,582
  10,960    DS Waters of America,
            Inc., Term Loan...........        5.52               10/25/12            10,412,209
   4,950    DSW Holdings, Inc., Term
            Loan......................        8.60               03/07/12             4,653,000
  10,009    Farley's & Sathers Candy
            Co., Inc., Term Loan......    8.43 to 12.91    06/15/10 to 03/24/11       9,871,180

 8                                             See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
$  5,918    FSB Holdings, Inc., Term
            Loan......................   7.00 to 10.94%    09/29/13 to 03/29/14  $    5,577,412
   1,075    Mafco Worldwide Corp.,
            Term Loan.................    5.99 to 6.96           12/08/11             1,045,128
   6,500    Michelina's, Inc., Term
            Loan......................    6.31 to 7.63           04/02/11             6,354,075
   6,243    OSI Group, LLC, Term
            Loan......................        6.84               09/02/11             5,883,766
   6,874    PBM Products, LLC, Term
            Loan......................        5.78               09/29/12             6,221,155
   8,608    Pierre Foods, Inc., Term
            Loan......................        8.88               06/30/10             8,027,154
  19,556    Pinnacle Foods Finance,
            LLC, Term Loan............    7.48 to 7.59           04/02/14            17,698,264
   1,093    Smart Balance, Inc., Term
            Loan......................        8.09               05/18/14             1,052,188
                                                                                 --------------
                                                                                    139,342,139
                                                                                 --------------
            BROADCASTING--CABLE  5.9%
   4,206    Cequel Communications,
            LLC, Term Loan............    6.65 to 7.00           11/05/13             3,677,954
  51,500    Charter Communications
            Operating, LLC, Term
            Loan......................    5.26 to 7.34     03/06/14 to 09/06/14      44,672,015
     748    CW Media Holdings, Inc.,
            (Canada), Term Loan.......        8.08               02/15/15               725,681
   3,303    Discovery Communications
            Holding, LLC, Term Loan...        6.83               05/14/14             3,145,938
   6,418    Knology, Inc., Term
            Loan......................        6.95               06/30/12             5,872,242
  11,348    MCC Iowa, LLC, Term Loan..    4.88 to 5.88     03/31/10 to 01/31/15      10,165,689
   2,376    Mediacom Illinois, LLC,
            Term Loan.................    5.07 to 5.74           01/31/15             2,118,884
   4,975    RCN Corp., Term Loan......        7.13               05/25/14             4,617,422
                                                                                 --------------
                                                                                     74,995,825
                                                                                 --------------
            BROADCASTING--DIVERSIFIED  1.3%
   8,700    Alpha Topco, Ltd., (United
            Kingdom), Term Loan (a)...    7.09 to 8.22     12/31/13 to 06/30/14       8,082,656
   4,909    Cumulus Media, Inc., Term
            Loan......................    5.02 to 6.07           06/11/14             4,417,800
   3,628    NEP II, Inc., Term Loan...        7.11               02/16/14             3,431,103
                                                                                 --------------
                                                                                     15,931,559
                                                                                 --------------
            BROADCASTING--RADIO  3.5%
   5,000    Citadel Broadcasting
            Corp., Term Loan..........    4.91 to 6.46           06/12/14             4,293,750
   6,816    CMP KC, LLC, Term Loan....    8.38 to 8.56           05/03/11             6,236,471

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            BROADCASTING--RADIO (CONTINUED)
$ 12,250    CMP Susquehanna Corp.,
            Term Loan.................    5.30 to 6.44%          05/05/13        $   10,825,730
   4,622    Emmis Operating Co., Term
            Loan......................    6.84 to 6.85           11/01/13             4,209,060
   1,768    LBI Media, Inc., Term
            Loan......................        4.77               03/31/12             1,618,177
   4,923    Multicultural Radio
            Broadcasting, Inc., Term
            Loan......................    7.90 to 10.90    12/18/12 to 06/18/13       4,848,938
   5,128    NextMedia Operating, Inc.,
            Term Loan.................    5.99 to 7.77     11/15/12 to 11/15/13       4,737,091
   2,723    Regent Broadcasting, LLC,
            Term Loan.................        7.09               11/21/13             2,423,025
   5,382    Spanish Broadcasting
            System, Inc., Term Loan...        6.58               06/11/12             4,897,188
                                                                                 --------------
                                                                                     44,089,430
                                                                                 --------------
            BROADCASTING--TELEVISION  4.3%
   1,975    Barrington Broadcasting,
            LLC, Term Loan............    7.08 to 7.13           08/12/13             1,817,000
   4,156    NV Broadcasting, LLC, Term
            Loan......................        8.13               11/01/13             4,062,735
   4,838    Sunshine Acquisition,
            Ltd., Term Loan...........        6.60               03/20/12             4,377,941
  53,322    Univision Communications,
            Inc., Term Loan...........    5.49 to 5.77     03/29/09 to 09/29/14      44,605,172
                                                                                 --------------
                                                                                     54,862,848
                                                                                 --------------
            BUILDINGS & REAL ESTATE  5.8%
   2,435    California Coastal
            Communities, Inc., Term
            Loan......................        7.20               09/15/11             2,386,496
   2,500    El Ad IDB Las Vegas, LLC,
            Term Loan.................        7.16               08/10/08             2,350,000
   1,500    Forestar Real Estate
            Group, Inc., Term Loan....        8.32               12/01/10             1,485,000
  14,846    Ginn LA CS Borrower, LLC,
            Term Loan.................    8.23 to 8.33           06/08/11            12,062,143
   6,000    Ginn LA CS Borrower, LLC,
            Term Loan (d).............        12.33              06/08/12             3,619,998
   5,351    Kuilima Resort Co., Term
            Loan (b)..................        11.50              09/30/11             1,551,805
   5,200    Kyle Acquisition Group,
            LLC, Term Loan............        6.81         07/20/09 to 07/20/11       3,783,000
     602    Lake at Las Vegas Joint
            Venture, LLC, Revolving
            Credit Agreement (d)......        15.10              06/20/12               281,867

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            BUILDINGS & REAL ESTATE (CONTINUED)
$  5,548    Lake at Las Vegas Joint
            Venture, LLC, Term Loan
            (d).......................   11.00 to 15.30%   03/17/08 to 06/20/12  $    3,130,163
   3,928    Landsource Communities
            Development, LLC, Term
            Loan......................    9.75 to 9.77           02/27/13             3,066,465
   4,800    LNR Property Corp., Term
            Loan......................        7.63               07/12/11             4,440,000
   1,351    London Arena & Waterfront
            Finance, LLC, (United
            Kingdom), Term Loan.......        7.63               03/08/12             1,304,188
   4,214    NLV Holdings, LLC, Term
            Loan......................    7.27 to 11.52    05/09/11 to 05/30/12       2,021,131
   7,462    Realogy Corp., Term
            Loan......................    7.45 to 7.51           10/10/13             6,291,820
   3,555    Shea Capital I, LLC, Term
            Loan......................        6.83               10/27/11             2,888,438
   1,546    Shea Mountain House, LLC,
            Term Loan.................        5.27               05/11/11             1,252,325
   3,872    South Edge, LLC, Term
            Loan......................    5.06 to 5.31     10/31/08 to 10/31/09       3,289,953
     540    Standard Pacific Corp.,
            Term Loan.................        6.66               05/05/13               390,150
   5,946    Tamarack Resort, LLC, Term
            Loan......................    8.18 to 10.25          05/19/11             5,202,750
  10,125    WCI Communities, Inc, Term
            Loan......................        9.66               12/23/10             8,964,847
   5,287    Yellowstone Development,
            LLC, Term Loan............        5.65               09/30/10             4,818,020
                                                                                 --------------
                                                                                     74,580,559
                                                                                 --------------
            BUSINESS EQUIPMENT & SERVICES  6.5%
   9,246    Affiliated Computer
            Services, Inc., Term Loan
            (a).......................    5.28 to 6.41           03/20/13             8,874,452
   2,128    AlixPartners, LLP, Term
            Loan......................        6.38               10/12/13             2,060,338
   1,646    Audio Visual Services
            Corp., Term Loan..........        5.52               02/28/14             1,530,664
   1,241    BakerCorp, Term Loan......    5.52 to 7.19           05/08/14             1,191,000
   5,738    Cellnet Group, Inc., Term
            Loan......................    6.86 to 7.11           07/22/11             5,382,688
   2,645    Contec, LLC, Term Loan....        6.75               06/15/12             2,473,190
   7,630    Crawford & Co., Term
            Loan......................        7.58               10/30/13             7,133,793
   5,483    Edwards (Cayman Islands
            II), Ltd., Term Loan......    7.08 to 10.83    05/31/14 to 11/30/14       4,367,888
   4,156    First American Payment
            Systems, LP, Term Loan....        6.56               10/06/13             4,051,856

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            BUSINESS EQUIPMENT & SERVICES (CONTINUED)
$  4,975    HydroChem Industrial
            Services, Inc., Term
            Loan......................    7.12 to 7.25%          07/12/13        $    4,900,375
   2,315    Information Resources,
            Inc., Term Loan...........    5.04 to 6.80           05/16/14             2,095,439
   3,365    InfoUSA, Inc., Term
            Loan......................        6.83               02/14/12             3,280,885
   2,596    KAR Holdings, Inc., Term
            Loan......................        7.08               10/20/13             2,279,076
   3,403    Katun Corp., Term Loan....        9.59               06/30/09             3,352,176
   8,168    NCO Financial Systems,
            Term Loan.................    7.83 to 8.00           05/15/13             7,725,091
   4,975    RGIS Services, LLC, Term
            Loan......................    5.74 to 5.77           04/30/14             4,353,125
   1,990    SMG Holdings, Inc., Term
            Loan......................    7.73 to 8.31           07/27/14             1,930,300
   1,179    Valassis Communications,
            Inc., Term Loan...........        6.58               03/02/14             1,055,588
  15,544    VNU, Inc., Term Loan......    6.66 to 7.15           08/09/13            14,408,739
                                                                                 --------------
                                                                                     82,446,663
                                                                                 --------------
            CHEMICALS, PLASTICS & RUBBER  7.3%
   1,092    Arizona Chemical Co., Term
            Loan......................        7.08               02/28/13               938,905
   2,764    Becker-Underwood, Inc.,
            Term Loan.................    8.34 to 8.59     03/31/10 to 09/30/11       2,722,858
   2,488    Bond US Holdings, Inc.,
            Term Loan.................        7.65               07/10/14             2,226,313
  11,400    Brenntag Holdings GmbH &
            Co. KG, (Germany), Term
            Loan......................    5.79 to 7.79     01/17/14 to 07/17/15      10,584,003
   1,000    Cristal Inorganic
            Chemicals US, Inc., Term
            Loan......................        7.08               05/15/14               895,000
   7,546    Ferro Corp., Term Loan....    6.73 to 6.83           06/06/12             7,319,519
   4,140    Fibervisions Delaware
            Corp., Term Loan..........        9.08               03/31/13             3,498,501
   2,435    Foamex LP, Term Loan......    6.27 to 6.51           02/12/13             2,126,823
   3,182    Georgia Gulf Corp., Term
            Loan......................    5.77 to 7.04           10/03/13             2,964,797
  14,219    Hexion Specialty
            Chemicals, Inc., Term
            Loan......................    7.00 to 7.13           05/05/13            13,391,819
       5    Huntsman International,
            LLC, Term Loan............        5.04               04/19/14                 4,602
   8,562    Ineos Holdings, Ltd.,
            (United Kingdom), Term
            Loan......................    7.36 to 7.86     12/16/13 to 12/23/14       7,937,915
   7,463    ISP Chemco, Inc., Term
            Loan......................    6.44 to 6.94           06/04/14             6,963,445

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
$ 13,187    Kraton Polymers, LLC, Term
            Loan......................        6.75%              05/12/13        $   12,247,379
   3,203    McDermid, Inc., Term
            Loan......................        6.83               04/12/14             2,971,119
   2,985    OMNOVA Solutions, Inc.,
            Term Loan.................    5.77 to 7.58           05/22/14             2,686,500
   5,000    Univar, Inc., Term Loan...        7.89               10/11/14             4,862,500
   4,497    Valley National Gases,
            Inc., Term Loan...........    5.52 to 7.08           02/28/14             4,159,677
   7,950    Wellman, Inc., Term
            Loan......................    8.91 to 11.66    02/10/09 to 02/10/10       4,232,002
                                                                                 --------------
                                                                                     92,733,677
                                                                                 --------------
            CONSTRUCTION MATERIAL  3.3%
  11,760    AXIA, Inc., Term Loan.....        10.00              12/21/12            10,584,000
   4,345    Beacon Sales Acquisition,
            Inc., Term Loan...........    6.73 to 7.08           09/30/13             3,953,950
  16,363    Building Materials Corp.
            of America, Term Loan.....    6.69 to 9.56     03/15/14 to 09/15/14      12,934,329
   5,382    Building Materials
            Holdings Corp., Term
            Loan......................        8.83               11/10/13             4,480,411
   4,861    Contech Construction
            Products, Inc., Term
            Loan......................    5.28 to 6.54           01/31/13             4,599,680
   1,500    Custom Building Products,
            Inc., Term Loan...........        9.72               04/29/12             1,350,000
   1,179    Nortek, Inc., Term Loan...    5.53 to 7.25           08/27/11             1,090,279
   2,993    Panolam Industries
            International, Inc.
            (Canada), Term Loan.......        7.59               09/30/12             2,619,148
     794    Sensus Metering Systems,
            Inc., Term Loan...........    5.93 to 7.04           12/17/10               758,668
                                                                                 --------------
                                                                                     42,370,465
                                                                                 --------------
            CONTAINERS, PACKAGING & GLASS  5.3%
   2,364    Altivity Packaging, LLC,
            Term Loan (a).............    5.65 to 7.08           06/30/13             2,301,522
   2,494    Berlin Packaging, LLC,
            Term Loan.................    8.00 to 8.35           08/17/14             2,456,344
   5,409    Berry Plastics Group,
            Inc., Term Loan (d).......        7.16               04/03/15             4,689,376
     865    Captive Plastics, Inc.,
            Term Loan.................        6.02               08/18/11               843,503
  11,492    Consolidated Container
            Co., LLC, Term Loan.......    5.50 to 10.58    03/28/14 to 09/28/14       8,563,669
   9,271    Graham Packaging Co., Term
            Loan......................    6.81 to 7.75           10/07/11             8,620,722
   6,223    Graphic Packaging
            International Corp., Term
            Loan......................    5.33 to 6.73           05/16/14             5,729,247

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
$    792    Kranson Industries, Inc.,
            Revolving Credit
            Agreement.................    6.69 to 7.25%          07/31/13        $      774,208
  13,481    Kranson Industries, Inc.,
            Term Loan.................        7.09               07/31/13            12,941,465
   5,915    Packaging Dynamics, Term
            Loan......................        6.83               06/09/13             5,589,627
   4,045    Pertus Sechzehnte GmbH,
            (Germany), Term Loan......    5.65 to 5.90     06/13/15 to 06/13/16       2,952,832
   4,602    Smurfit-Stone Container
            Corp., Revolving Credit
            Agreement.................    5.69 to 7.25           11/01/09             4,463,940
     623    Solo Cup, Inc., Term
            Loan......................    8.13 to 8.54           02/27/11               604,481
   5,788    Tegrant Holding Corp.,
            Term Loan.................    7.60 to 10.35    03/08/14 to 03/08/15       4,766,562
   2,563    Unifrax Corp., Term
            Loan......................        5.56               05/02/13             2,441,076
                                                                                 --------------
                                                                                     67,738,574
                                                                                 --------------
            DIVERSIFIED MANUFACTURING  1.6%
   2,675    Arnold Magnectic
            Technologies Corp., Term
            Loan......................    8.25 to 9.90     03/06/11 to 03/06/12       2,664,332
   4,500    Euramax International,
            Inc., Term Loan...........        12.65              06/29/13             3,366,000
   3,483    Jason, Inc., Term Loan....        6.52               04/30/10             3,308,375
   6,224    MW Industries, Inc., Term
            Loan......................        7.83               11/01/13             6,254,948
   2,732    Wire Rope Corp. of
            America, Inc., Term
            Loan......................        7.08               02/08/14             2,581,487
   1,995    X-Rite, Inc., Term Loan...    8.38 to 8.69           10/24/12             1,997,494
                                                                                 --------------
                                                                                     20,172,636
                                                                                 --------------
            DURABLE CONSUMER PRODUCTS  0.3%
   4,073    Brown Jordan
            International, Inc., Term
            Loan......................    9.00 to 9.28           04/30/12             4,014,882
                                                                                 --------------

            ECOLOGICAL  2.0%
   1,343    Big Dumpster Acquisition,
            Inc., Term Loan...........        7.08               02/05/13             1,218,370
   3,954    Casella Waste Systems,
            Inc., Term Loan...........    5.71 to 6.63           04/28/10             3,637,417
   4,503    Energy Solutions, LLC,
            Term Loan.................    6.24 to 7.10     06/07/11 to 06/07/13       4,143,138
   1,751    Environmental Systems
            Products Holdings, Term
            Loan......................   10.13 to 11.70          09/12/12             1,676,319
   4,317    LVI Services, Inc., Term
            Loan......................    7.99 to 9.58           11/16/11             4,133,479

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            ECOLOGICAL (CONTINUED)
$  3,836    Synagro Technologies,
            Inc., Term Loan...........    6.83 to 9.64%    04/02/14 to 10/02/14  $    3,356,519
   7,919    Waste Services, Inc., Term
            Loan......................        7.40               03/31/11             7,444,146
                                                                                 --------------
                                                                                     25,609,388
                                                                                 --------------
            EDUCATION & CHILD CARE  2.7%
  14,963    Cengage Learning Holdings
            II, LP, Term Loan.........    6.03 to 7.58           07/05/14            13,507,816
   3,134    Educate, Inc., Term
            Loan......................    7.08 to 10.08    06/14/13 to 06/14/14       2,957,871
   6,203    Education Management, LLC,
            Term Loan.................        6.63               06/01/13             5,749,376
  12,469    Nelson Education, Ltd.,
            (Canada), Term Loan.......        7.33               07/05/14            11,541,387
                                                                                 --------------
                                                                                     33,756,450
                                                                                 --------------
            ELECTRONICS  4.6%
   4,666    AMI Semiconductor, Inc.,
            Term Loan.................        6.85               04/01/12             4,642,895
  13,118    Dealer Computer Services,
            Inc., Term Loan...........    6.84 to 10.34    10/26/12 to 10/26/13      12,200,950
   1,500    Deutsche Connector Group,
            (France), Term Loan.......    7.40 to 7.65     06/22/14 to 06/22/15       1,395,625
     990    H3C Holdings, Ltd.,
            (Cayman Islands), Term
            Loan......................        8.14               09/28/12               950,400
   4,938    Infor Enterprise Solutions
            Holdings, Inc., Term
            Loan......................        8.58               07/28/12             4,493,125
   1,382    Intergraph Corp., Term
            Loan......................    5.27 to 7.08           05/28/14             1,326,411
   7,409    Kronos, Inc., Term Loan...        7.08               06/11/14             6,612,469
   2,758    Network Solutions, LLC,
            Term Loan.................    5.78 to 7.33           03/07/14             2,468,601
   2,475    Nuance Communications,
            Inc., Term Loan...........        7.35               03/31/13             2,343,337
   9,945    Open Solutions, Inc., Term
            Loan......................        5.85               01/23/14             9,186,276
   3,902    Open Text Corp., Term
            Loan......................        5.52               10/02/13             3,811,908
     591    Stratus Technologies,
            Inc., Term Loan...........        8.58               03/29/11               535,840
   2,599    Sungard Data Systems,
            Inc., Term Loan...........        6.90               02/28/14             2,415,566
   7,038    Verint Systems, Inc., Term
            Loan......................        7.38               05/25/14             6,299,423
                                                                                 --------------
                                                                                     58,682,826
                                                                                 --------------

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE  9.4%
$  7,382    Bombardier Capital, Inc.,
            Term Loan.................        6.43%              06/28/13        $    7,007,015
   4,092    Cedar Fair, LP, Term
            Loan......................    5.27 to 7.00           08/30/12             3,837,876
   2,410    Cinemark USA, Inc., Term
            Loan......................    6.07 to 6.98           10/05/13             2,210,861
   8,771    Fender Musical Instruments
            Corp., Term Loan..........    6.97 to 7.16           06/09/14             7,981,307
   2,723    Gibson Guitar Corp., Term
            Loan......................        7.33               12/29/13             2,668,050
   6,000    Hicks Sports Group, LLC,
            Term Loan.................        5.75               12/22/10             5,730,000
     288    Metro-Goldwyn-Mayer
            Studios, Inc., Revolving
            Credit Agreement..........        7.38               04/08/10               268,089
  48,503    Metro-Goldwyn-Mayer
            Studios, Inc., Term
            Loan......................        8.11               04/08/12            43,344,416
   4,900    Mets, LP, Term Loan.......        5.38               07/25/10             4,802,000
   5,699    Panavision, Inc., Term
            Loan......................    6.74 to 8.44           03/30/11             5,043,728
   2,067    Playcore Holdings, Inc.,
            Term Loan.................    7.33 to 7.50           02/21/14             1,984,085
  20,255    Regal Cinemas, Inc., Term
            Loan......................        6.33               10/27/13            18,804,191
   3,900    Tigers Ballpark, LLC, Term
            Loan......................        6.94               08/15/10             3,900,000
     750    True Temper Sports, Inc.,
            Revolving Credit
            Agreement.................        8.12               03/15/09               734,758
  12,478    True Temper Sports, Inc.,
            Term Loan.................    8.10 to 10.51    03/15/11 to 06/30/11      11,287,172
                                                                                 --------------
                                                                                    119,603,548
                                                                                 --------------
            FARMING & AGRICULTURE  0.2%
   3,000    Wm. Bolthouse Farms, Inc.,
            Term Loan.................        10.33              12/16/13             2,775,000
                                                                                 --------------

            FINANCE  6.9%
   3,530    DCS Business Services,
            Inc., Term Loan...........    9.02 to 11.77    02/04/11 to 08/04/11       3,066,294
  15,960    First Data Corp., Term
            Loan......................    7.58 to 7.63           09/24/14            14,464,377
   2,804    Grosvenor Capital
            Management Holdings, LLP,
            Term Loan.................    6.57 to 7.12           12/05/13             2,677,385
   6,197    iPayment, Inc., Term
            Loan......................    5.28 to 6.83           05/10/13             5,453,225

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            FINANCE (CONTINUED)
$ 11,567    LPL Holdings, Inc., Term
            Loan......................        6.83%              06/28/13        $   10,916,278
   3,500    Metavante Corp., Term Loan
            B.........................        6.66               11/01/14             3,336,666
   1,799    Munder Capital Management,
            Term Loan.................    5.24 to 5.27           12/29/12             1,736,457
  10,505    National Processing Co.
            Group, Term Loan..........    7.57 to 11.19    09/29/12 to 09/29/14       9,523,800
   3,333    Nuveen Investments, Inc.,
            Term Loan.................        7.83               11/13/14             3,235,677
   8,365    Outsourcing Solutions,
            Inc., Term Loan...........        9.50               09/30/10             8,281,344
  10,391    Oxford Acquisition III,
            Ltd., (United Kingdom),
            Term Loan.................        5.64               05/11/14             9,334,740
   4,218    Riskmetrics Group
            Holdings, LLC, Term
            Loan......................        7.08               01/11/14             4,070,491
   7,488    RJO Holdings Corp., Term
            Loan......................    6.28 to 10.03    07/12/14 to 07/12/15       6,002,531
   7,316    Transfirst Holdings, Inc.,
            Term Loan.................    7.58 to 10.83    06/15/14 to 06/15/15       6,411,119
                                                                                 --------------
                                                                                     88,510,384
                                                                                 --------------
            GROCERY  0.6%
   8,096    Roundy's Supermarkets,
            Inc., Term Loan...........        7.91               11/03/11             7,797,865
                                                                                 --------------

            HEALTH & BEAUTY  1.7%
   7,647    American Safety Razor Co.,
            Term Loan.................    5.75 to 11.69    07/31/13 to 01/30/14       7,502,075
   1,421    Bare Escentuals Beauty,
            Inc., Term Loan...........        6.57               02/18/12             1,364,495
   6,619    Marietta Intermediate
            Holdings Corp., Term Loan
            (d).......................    9.03 to 14.65    12/17/10 to 12/17/11       5,320,671
   4,264    Philosophy, Inc., Term
            Loan......................    5.26 to 5.29           03/16/14             3,709,599
   3,507    Prestige Brands Holdings,
            Inc., Term Loan...........    6.97 to 7.09           04/06/11             3,408,732
                                                                                 --------------
                                                                                     21,305,572
                                                                                 --------------
            HEALTHCARE  16.7%
   8,582    American Medical Systems,
            Inc., Term Loan...........    7.06 to 7.56           07/20/12             7,809,181
  19,650    Capella Healthcare, Inc.,
            Term Loan.................    7.34 to 10.34    11/30/12 to 11/30/13      19,354,918
   7,463    Cardinal Health, Inc.,
            Term Loan.................        7.08               04/10/14             6,660,281

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
$    214    Cardinal Health, Inc.,
            Revolving Credit
            Agreement.................        6.27%              04/10/14        $      185,893
  23,067    Community Health Systems,
            Inc., Term Loan...........        7.33               07/25/14            21,345,404
   2,239    Concentra, Inc., Term
            Loan......................        7.08               06/25/14             2,093,231
   5,374    CRC Health Group, Inc.,
            Term Loan.................    7.09 to 7.45           02/06/13             5,199,344
   8,869    DSI Renal, Inc., Term
            Loan......................        7.13               03/31/13             7,987,432
   1,045    Emdeon Business Services,
            LLC, Term Loan............    6.83 to 7.20           11/16/13               995,640
   1,046    Genoa Healthcare Group,
            LLC, Term Loan............    8.00 to 8.11           08/10/12             1,006,666
     545    Golden Living, Term
            Loan......................        6.02               03/14/11               523,132
   8,210    Harlan Sprague Dawley,
            Inc., Term Loan...........    6.82 to 7.50           07/11/14             7,923,089
  33,969    HCA, Inc., Term Loan......    6.83 to 7.08     11/17/12 to 11/17/13      31,441,511
  13,994    Health Management
            Associates, Inc., Term
            Loan......................    5.02 to 6.58           02/28/14            12,348,176
   4,042    HealthCare Partners, LLC,
            Term Loan.................        6.58               10/31/13             3,738,586
   5,597    Iasis Healthcare, LLC,
            Term Loan.................    5.24 to 7.15           03/15/14             5,116,203
  10,945    Inverness Medical
            Innovations, Inc., Term
            Loan......................        6.84               06/26/14            10,124,125
  11,773    Lifepoint Hospitals, Inc.,
            Term Loan.................        6.72               04/15/12            11,022,373
   7,500    Manor Care, Inc., Term
            Loan......................        6.04               11/09/14             7,012,500
     807    Matria Healthcare, Inc.,
            Term Loan.................    6.83 to 7.00           01/19/12               786,347
  24,943    Multiplan, Inc., Term
            Loan......................        5.77               04/12/13            23,882,601
   1,310    Select Medical Corp.,
            Revolving Credit
            Agreement.................    6.94 to 7.65           02/24/11             1,231,400
   2,956    Sterigenics International,
            Inc., Term Loan...........    7.25 to 7.76           11/21/13             2,763,761
   2,433    Sun Healthcare Group,
            Inc., Term Loan...........    5.38 to 6.93           04/12/14             2,287,374

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
$    336    Surgical Care Affiliates,
            LLC, Revolving Credit
            Agreement.................        7.08%              06/29/13        $      305,760
  11,940    Surgical Care Affiliates,
            LLC, Term Loan............        7.08               12/29/14            10,447,500
   5,793    United Surgical Partners
            International, Inc., Term
            Loan......................    5.49 to 7.43           04/19/14             5,278,819
   4,478    Viant Holdings, Inc., Term
            Loan......................        7.08               06/25/14             4,057,734
                                                                                 --------------
                                                                                    212,928,981
                                                                                 --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES &
            DURABLE CONSUMER PRODUCTS  1.5%
   7,860    Generation Brands, LLC,
            Term Loan.................    7.64 to 10.97    12/20/12 to 06/20/13       6,673,397
     292    Hunter Fan Co., Revolving
            Credit Agreement..........    5.27 to 7.50           04/16/13               262,500
   2,248    Hunter Fan Co., Term
            Loan......................    7.38 to 11.63    04/16/14 to 10/16/14       1,883,556
     496    Lenox, Inc., Term Loan....    7.75 to 7.78           04/20/13               414,369
  11,100    National Bedding Co., LLC,
            Term Loan.................        8.26               08/31/12             9,157,500
   1,375    Sealy Mattress Co.,
            Revolving Credit
            Agreement.................        5.77               04/06/10             1,306,250
                                                                                 --------------
                                                                                     19,697,572
                                                                                 --------------
            HOTELS, MOTELS, INNS & GAMING  7.4%
   7,610    BLB Worldwide Holdings,
            Inc., Term Loan...........    5.78 to 9.72     08/23/11 to 07/18/12       6,748,295
   7,328    Cannery Casino Resorts,
            LLC, Term Loan............    6.20 to 7.40           05/18/13             7,071,718
     955    Golden Nugget, Inc., Term
            Loan......................    5.32 to 5.96           06/30/14               859,091
   8,776    Greektown Casino, LLC,
            Term Loan.................    7.19 to 8.00           12/03/12             8,205,369
   4,733    Green Valley Ranch Gaming,
            LLC, Term Loan............    6.84 to 7.08           02/16/14             4,212,259
   1,633    Greenwood Racing, Inc.,
            Term Loan.................        5.53               11/28/11             1,510,987
   9,364    Herbst Gaming, Inc., Term
            Loan......................    9.22 to 9.64           12/02/11             8,614,458
   3,984    Isle of Capri Casinos,
            Inc., Term Loan...........    5.04 to 6.58           07/26/14             3,505,506
  13,587    Las Vegas Sands,
            LLC/Venetian Casino, Term
            Loan......................        6.58               05/23/14            12,071,115

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
$  3,700    Magnolia Hill, LLC, Term
            Loan......................        6.53%              10/30/13        $    3,478,000
   7,500    MGM Mirage, Term Loan.....    4.41 to 6.50           10/03/11             6,810,938
     948    Scientific Games Corp.,
            Revolving Credit
            Agreement.................    5.28 to 6.38           12/23/09               933,780
  12,300    Venetian Macau, Ltd., Term
            Loan......................        7.08         05/25/12 to 05/25/13      11,496,232
   8,766    Wimar OpCo LLC, Term
            Loan......................        9.25               01/03/12             8,690,837
  10,189    Yonkers Racing Corp., Term
            Loan......................        9.25               08/12/11             9,832,816
                                                                                 --------------
                                                                                     94,041,401
                                                                                 --------------
            INSURANCE  4.2%
   5,652    Alliant Holdings I,
            Inc.,Term Loan............        7.83               11/01/14             5,341,613
   9,950    AmWins Group, Inc., Term
            Loan......................    7.59 to 8.07           06/08/13             7,960,000
   4,938    Applied Systems, Inc.,
            Term Loan.................    5.74 to 7.40           09/26/13             4,690,625
   2,389    Audatex North America,
            Inc., Term Loan...........        7.06               05/16/14             2,281,610
   7,853    HMSC Holdings Corp., Term
            Loan......................    6.25 to 9.50     04/03/14 to 10/03/14       6,759,953
   8,434    Mitchell International,
            Inc., Term Loan...........    6.84 to 10.13    03/28/14 to 03/28/15       7,527,650
     900    USI Holdings Corp.,
            Revolving Credit
            Agreement.................        5.77               05/05/13               832,500
   6,633    USI Holdings Corp., Term
            Loan......................        7.58               05/05/14             6,152,417
  12,909    Vertafore, Inc., Term
            Loan......................    7.52 to 11.02    01/31/12 to 01/31/13      12,124,366
                                                                                 --------------
                                                                                     53,670,734
                                                                                 --------------
            MACHINERY  1.0%
   2,391    Alliance Laundry Holdings,
            LLC, Term Loan............        7.63               01/27/12             2,307,718
   3,510    Gleason, Inc., Term
            Loan......................    6.25 to 6.88           06/30/13             3,285,941
   2,993    Mold-Masters Luxembourg
            Holdings SA, Term Loan....        8.13               10/11/14             2,865,319
   4,475    Stolle Machinery Co., LLC,
            Term Loan.................    7.94 to 11.38    09/29/12 to 09/29/13       4,382,875
                                                                                 --------------
                                                                                     12,841,853
                                                                                 --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SERVICES  3.5%
$  2,352    Accellent, Inc., Term
            Loan......................        7.79%              11/22/12        $    2,010,960
   3,722    Advanced Medical Optics,
            Inc., Term Loan...........    5.06 to 6.65           04/02/14             3,479,953
   8,170    AGA Medical Corp., Term
            Loan......................    6.42 to 7.17           04/28/13             7,536,879
  18,240    Biomet, Inc., Term Loan...        7.86               03/25/15            17,744,620
   7,376    Carestream Health, Inc.,
            Term Loan.................    5.24 to 6.83           04/30/13             6,546,047
   8,500    VWR Funding, Inc., Term
            Loan......................        7.33               06/29/14             7,830,625
                                                                                 --------------
                                                                                     45,149,084
                                                                                 --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  0.5%
     952    John Maneely Co., Term
            Loan......................    7.69 to 8.13           12/08/13               818,362
   6,633    Novelis Corp., Term
            Loan......................        6.83               07/06/14             6,110,959
                                                                                 --------------
                                                                                      6,929,321
                                                                                 --------------
            NATURAL RESOURCES  1.5%
     468    Boston Generating, LLC,
            Revolving Credit
            Agreement.................        7.08               12/20/13               415,888
   9,156    Boston Generating, LLC,
            Term Loan.................        7.08               12/20/13             8,131,789
   4,200    CDX Funding, LLC, Term
            Loan......................        11.39              03/31/13             3,864,000
   2,946    Dresser, Inc., Term
            Loan......................    5.77 to 7.45           05/04/14             2,648,029
   1,471    Hudson Products Holdings,
            Inc., Term Loan...........    6.30 to 7.88           12/05/13             1,426,979
     997    Kinder Morgan, Inc., Term
            Loan......................        4.78               05/30/14               988,461
   2,257    Western Refining, Inc.,
            Term Loan.................        4.99               05/30/14             2,068,761
                                                                                 --------------
                                                                                     19,543,907
                                                                                 --------------
            NON-DURABLE CONSUMER PRODUCTS  4.2%
  13,972    Aearo Technologies, Inc.,
            Term Loan.................    7.08 to 10.33    09/24/13 to 06/01/14      13,931,951
   4,069    Amscan Holdings, Inc.,
            Term Loan.................    5.63 to 7.35           05/25/13             3,723,363
   2,250    Bausch & Lomb, Inc., Term
            Loan......................    6.51 to 8.08           04/27/15             2,199,375
   9,352    Huish Detergents, Inc.,
            Term Loan.................    6.83 to 9.08     04/26/14 to 10/26/14       7,390,976
   2,553    JohnsonDiversey, Inc.,
            Term Loan.................        6.88               12/16/11             2,463,384
   8,788    KIK Custom Products, Inc.,
            Term Loan.................    7.11 to 9.84     05/31/14 to 11/30/14       5,734,340

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            NON-DURABLE CONSUMER PRODUCTS (CONTINUED)
$  2,630    Mattress Holdings Corp.,
            Inc., Term Loan...........        5.50%              01/18/14        $    2,104,127
   1,755    Mega Brands, Inc.,
            (Canada), Term Loan.......        5.50               07/26/12             1,548,787
     501    Spectrum Brands, Inc.,
            Revolving Credit
            Agreement.................        4.48               03/30/13               466,231
   9,974    Spectrum Brands, Inc.,
            Term Loan.................    8.44 to 8.90           03/30/13             9,280,410
   2,200    Targus Group
            International, Inc., Term
            Loan......................        13.35              05/22/13             1,897,500
   3,231    Yankee Candle Co., Inc.,
            Term Loan.................    5.29 to 6.86           02/06/14             2,928,495
                                                                                 --------------
                                                                                     53,668,939
                                                                                 --------------
            PAPER & FOREST PRODUCTS  2.4%
   3,000    Ainsworth Lumber Co.,
            Ltd., Term Loan (a).......        6.29               06/26/14             2,790,000
  16,615    Georgia-Pacific Corp.,
            Term Loan.................    6.58 to 6.90     12/20/12 to 12/29/12      15,379,633
   2,534    Tidi Products, LLC, Term
            Loan......................    7.83 to 9.33           12/31/11             2,521,259
   7,645    White Birch Paper Co.,
            (Canada), Term Loan.......        7.58               05/08/14             5,687,803
   4,028    Xerium Technologies, Inc.,
            Term Loan.................        7.58               05/18/12             3,655,783
                                                                                 --------------
                                                                                     30,034,478
                                                                                 --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.5%
   7,680    Affinion Group, Inc., Term
            Loan (a)..................    6.46 to 7.48           10/17/12             7,206,337
   2,395    Omniflight Helicopters,
            Inc., Term Loan...........    7.75 to 8.63     06/30/11 to 09/30/12       2,358,883
  10,573    Sedgwick CMS Holdings,
            Inc., Term Loan B.........        7.08               01/31/13            10,070,653
                                                                                 --------------
                                                                                     19,635,873
                                                                                 --------------
            PHARMACEUTICALS  0.4%
   2,723    Stiefel Laboratories,
            Inc., Term Loan...........        6.69               12/28/13             2,613,600
   3,248    Warner Chilcott Holdings
            Co., Term Loan............    5.27 to 6.88           01/18/12             3,101,657
                                                                                 --------------
                                                                                      5,715,257
                                                                                 --------------
            PRINTING & PUBLISHING  17.7%
   4,975    Advanstar Communications,
            Inc., Term Loan...........        7.09               05/31/14             4,104,375
   4,950    American Media Operations,
            Inc., Term Loan...........    8.16 to 8.34           01/31/13             4,653,000

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
$  1,985    Ascend Media Holdings,
            LLC, Term Loan............    8.85 to 9.14%          01/31/12        $      848,785
   1,939    Black Press Group, Ltd.,
            (Canada), Term Loan.......        7.08               08/02/13             1,814,938
   6,571    Canon Communications, LLC,
            Term Loan.................        6.27               05/31/11             6,472,879
   1,696    Caribe Information
            Investment, Inc., Term
            Loan......................    5.52 to 7.31           03/31/13             1,577,187
  10,739    Cygnus Business Media,
            Inc., Term Loan...........    8.36 to 8.44           07/13/09            10,578,161
     998    DRI Holdings, Inc., Term
            Loan......................    6.27 to 7.83           07/03/14               953,434
  11,298    Endurance Business Media,
            Inc., Term Loan...........    6.03 to 10.53    07/26/13 to 01/26/14       9,546,592
   2,300    FSC Acquisition, LLC, Term
            Loan......................    6.31 to 6.98           03/08/14             1,820,150
  11,776    F&W Publications, Inc.,
            Term Loan.................    7.13 to 9.16     02/05/13 to 08/05/13      10,866,928
   1,475    Gatehouse Media, Inc.,
            Revolving Credit
            Agreement.................    5.28 to 6.38           02/28/14             1,091,500
  11,125    Gatehouse Media, Inc.,
            Term Loan.................    6.45 to 7.07           08/28/14             8,900,000
  10,030    Haights Cross Operating
            Co., Term Loan............    8.37 to 9.37           08/20/08             9,925,688
   5,445    Idearc, Inc., Term Loan...        6.83               11/17/14             4,977,225
   1,906    Intermedia Outdoor, Inc.,
            Term Loan.................        7.83               01/31/13             1,572,244
   1,995    Knowledgepoint360 Group,
            LLC, Term Loan............    8.13 to 11.88    04/26/14 to 04/26/15       1,907,725
   3,478    MC Communications, LLC,
            Term Loan.................    5.78 to 7.85           12/31/10             3,269,340
   5,010    MediaNews Group, Inc.,
            Term Loan.................    6.64 to 7.08     12/30/10 to 08/02/13       4,284,615
   2,716    MediMedia USA, Inc., Term
            Loan......................    7.08 to 7.63           10/05/13             2,620,578
  13,411    Merrill Communications,
            LLC, Term Loan............    5.52 to 9.77     05/15/11 to 11/15/13      12,509,336
   5,985    Network Communications,
            Inc., Term Loan...........    5.49 to 7.37           11/30/12             5,745,600
   8,518    Penton Media, Inc., Term
            Loan......................    5.52 to 8.27     02/01/13 to 02/01/14       7,471,969
     478    Proquest CSA, LLC, Term
            Loan......................    5.69 to 7.35           02/09/14               457,605

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
$  3,721    Questex Media Group, Inc.,
            Term Loan.................    7.79 to 8.13%          05/04/14        $    3,628,219
   8,784    Reader's Digest
            Association, Inc., Term
            Loan......................        7.13               03/02/14             7,703,968
   1,124    SGS International, Inc.,
            Term Loan.................    7.22 to 7.65           12/30/11             1,096,042
   2,452    Source Media, Inc., Term
            Loan......................        7.08               11/08/11             2,329,319
   1,496    Summit Business Media
            Intermediate, Term Loan...        6.03               07/06/14             1,428,919
   3,795    Thomas Nelson Publishers,
            Term Loan.................    5.52 to 7.54           06/12/12             3,595,730
  96,517    Tribune Co., Term Loan....    7.91 to 9.43     12/20/08 to 05/19/14      77,177,298
  11,375    Yell Group, PLC, (United
            Kingdom), Term Loan.......    4.77 to 5.27     04/30/11 to 02/10/13      10,654,904
                                                                                 --------------
                                                                                    225,584,253
                                                                                 --------------
            RESTAURANTS & FOOD SERVICE  4.1%
   5,817    Acosta Sales Co., Inc.,
            Term Loan (a).............        5.53               07/28/13             5,439,335
  17,188    Aramark Corp., Term Loan
            (a).......................    6.71 to 7.00           01/26/14            15,877,643
   7,373    Arby's, LLC, Term Loan
            (a).......................    5.49 to 7.08           07/25/12             7,064,347
   1,000    CBRL Group, Inc., Term
            Loan......................        6.40               04/27/13               942,500
   3,184    Center Cut Hospitality,
            Inc., Term Loan...........        6.46               07/06/14             3,072,560
   3,273    NPC International, Inc.,
            Term Loan.................    5.00 to 6.63           05/03/13             3,023,182
     558    OSI Restaurant Partners,
            LLC, Revolving Credit
            Agreement.................        7.49               06/14/13               471,678
   6,678    OSI Restaurant Partners,
            LLC, Term Loan............        5.56               06/14/13             5,649,453
   2,459    Sagittarius Restaurants,
            LLC, Term Loan............        7.08               03/29/13             2,212,841
   3,077    Sbarro, Inc., Term Loan...    7.41 to 7.58           01/31/14             2,803,688
   1,367    Volume Services America,
            Inc., Revolving Credit
            Agreement.................        7.50               04/01/10             1,326,419
   3,890    Volume Services America,
            Inc., Term Loan...........    7.18 to 7.25           10/01/10             3,792,750
                                                                                 --------------
                                                                                     51,676,396
                                                                                 --------------

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            RETAIL--OIL & GAS  0.3%
$  3,486    The Pantry, Inc., Term
            Loan......................        5.03%              05/15/14        $    3,189,252
                                                                                 --------------

            RETAIL--SPECIALTY  1.2%
  15,269    Nebraska Book Co., Inc.,
            Term Loan.................        7.65               03/04/11            14,830,411
                                                                                 --------------

            RETAIL--STORES  4.2%
   2,955    Csk Auto, Inc., Term
            Loan......................        11.63              06/29/12             2,556,301
  20,000    Dollar General Corp., Term
            Loan......................        5.99               07/06/14            17,743,760
   6,551    General Nutrition Centers,
            Inc., Term Loan...........    6.98 to 7.08           09/16/13             5,603,953
   9,500    Guitar Center, Inc., Term
            Loan......................        7.28               10/09/14             8,265,000
  13,646    Michael's Stores, Inc.,
            Term Loan.................    6.00 to 7.63           10/31/13            11,717,253
   5,793    Sally Holdings, Inc., Term
            Loan......................        7.52               11/16/13             5,485,517
   2,827    Savers, Inc., Term Loan...        7.58               08/11/12             2,741,715
                                                                                 --------------
                                                                                     54,113,499
                                                                                 --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.7%
   5,000    Fairpoint Communications,
            Inc., Term Loan...........        6.63               02/08/12             4,933,750
   4,289    Global Tel*Link Corp.,
            Term Loan.................        8.33               02/14/13             4,160,720
   1,442    Hargray Acquisition Co.,
            Term Loan.................        7.08               06/29/14             1,380,787
   3,085    NuVox Transition
            Subsidiary, LLC, Term
            Loan......................        8.24               05/31/14             2,949,553
   1,548    Orius Corp., LLC, Term
            Loan (b) (c) (e)..........    9.50 to 10.00    01/23/09 to 01/23/10         193,562
   2,892    Paetec Holding Corp., Term
            Loan......................        5.77               02/28/13             2,734,168
   5,177    Sorenson Communications,
            Inc., Term Loan...........    7.38 to 11.83    02/16/14 to 04/27/14       5,081,825
                                                                                 --------------
                                                                                     21,434,365
                                                                                 --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.6%
   1,650    Intelsat, Ltd., (Bermuda)
            Term Loan.................        7.13               02/01/14             1,616,312
   6,000    Level 3 Communications,
            Inc., Term Loan...........    6.57 to 6.63           03/13/14             5,565,000
                                                                                 --------------
                                                                                      7,181,312
                                                                                 --------------

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--WIRELESS  0.9%
$ 10,000    Asurion Corp., Term Loan
            (a).......................        7.88%              07/03/14        $    9,125,000
   1,806    Centennial Cellular, Inc.,
            Term Loan.................        6.83               02/09/11             1,751,293
                                                                                 --------------
                                                                                     10,876,293
                                                                                 --------------
            TEXTILES & LEATHER  1.7%
   6,017    Gold Toe Investment Corp.,
            Term Loan.................    6.01 to 9.26     10/30/13 to 04/30/14       5,494,390
   6,150    HBI Branded Apparel Ltd.,
            Inc., Term Loan...........        6.99               09/05/14             6,101,311
   3,850    Levi Strauss & Co., Term
            Loan......................        7.57               03/27/14             3,108,875
   3,894    St. John Knits
            International, Inc., Term
            Loan......................        7.84               03/21/12             3,836,014
   3,461    Varsity Brands, Inc., Term
            Loan......................    7.50 to 8.13           02/22/14             3,392,117
                                                                                 --------------
                                                                                     21,932,707
                                                                                 --------------
            TRANSPORTATION--CARGO  0.5%
   1,092    Cardinal Logistics
            Management, Inc., Term
            Loan......................        7.02               09/23/13             1,058,957
   4,975    JHCI Acquisitions, Inc.,
            Term Loan.................    5.82 to 6.46           06/19/14             3,756,125
   2,092    Kenan Advantage Group,
            Inc., Term Loan...........        7.58               12/16/11             1,966,481
                                                                                 --------------
                                                                                      6,781,563
                                                                                 --------------
            TRANSPORTATION--PERSONAL  0.3%
   3,508    Coach America Holdings,
            Inc., Term Loan...........    7.48 to 7.68           04/20/14             2,806,323
     500    US Airways Group, Inc.,
            Term Loan.................        5.79               03/24/14               441,250
                                                                                 --------------
                                                                                      3,247,573
                                                                                 --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.7%
   6,797    Helm Holding Corp., Term
            Loan......................    5.53 to 7.33           07/08/11             6,389,554
   2,368    Standard Steel, LLC, Term
            Loan......................    5.79 to 7.50           06/30/12             2,296,960
                                                                                 --------------
                                                                                      8,686,514
                                                                                 --------------
            UTILITIES  3.9%
   1,200    Astoria Generating Co.,
            LP, Term Loan (a).........        8.66               08/23/13             1,146,750
   3,863    Bicent Power, LLC, Term
            Loan......................        6.83               06/30/14             3,746,963
  13,470    First Light Power
            Resources, Inc., Term
            Loan......................    7.38 to 9.44     11/01/13 to 05/01/14      12,372,651

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT                                                            STATED
(000)       BORROWER                         COUPON             MATURITY*            VALUE
-----------------------------------------------------------------------------------------------
            UTILITIES (CONTINUED)
$  2,568    InfrastruX Group, Inc.,
            Term Loan (d).............        7.77%              11/03/12        $    2,298,078
   4,891    Longview Power, LLC, Term
            Loan......................    5.56 to 7.25           02/28/14             4,585,625
     170    Mirant North America, LLC,
            Revolving Credit
            Agreement.................        6.00               01/03/12               158,966
   4,652    NRG Energy, Inc., Term
            Loan......................        6.58               02/01/13             4,285,106
   2,180    NSG Holdings, LLC, Term
            Loan......................        6.56               06/15/14             1,961,957
   6,300    Primary Energy Operating,
            LLC, Term Loan............        8.92               08/24/09             6,079,500
   2,328    Texas Competitive Electric
            Holdings, Co., LLC, Term
            Loan......................        8.40               10/10/14             2,146,325
   7,484    TPF Generation Holdings,
            LLC, Term Loan............    6.83 to 9.08     12/15/13 to 12/15/14       6,731,109
   4,975    USPF Holdings, LLC, Term
            Loan......................    6.29 to 6.96           04/11/14             4,577,000
                                                                                 --------------
                                                                                     50,090,030
                                                                                 --------------

            TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  177.3%................   2,259,282,107
                                                                                 --------------

DESCRIPTION                                                                           VALUE
------------------------------------------------------------------------------------------------
NOTES  1.1%
Builders FirstSource, Inc. ($8,700,000 par, 9.12% coupon, maturing 02/15/12)
  (f)...........................................................................  $    7,123,125
Compression Polymers Corp. ($2,700,000 par, 11.47% coupon, maturing 07/01/12)
  (f)...........................................................................       2,416,500
Qwest Corp. ($3,500,000 par, 8.24% coupon, maturing 06/15/13) (f)...............       3,430,000
Verso Paper Holdings, LLC ($1,500,000 par, 6.99% coupon, maturing 08/01/14) (f)
  (g)...........................................................................       1,432,500
                                                                                  --------------

TOTAL NOTES.....................................................................      14,402,125
                                                                                  --------------

EQUITIES  0.1%
Aladdin Gaming Holdings, LLC (7.84% ownership interest, Acquired 09/03/04, Cost
  $470,400) (h) (i).............................................................          15,250
Comdisco Holdings Co., Inc. (399 common shares, Acquired from 03/02/05 to
  08/15/07, Cost $0) (h) (i)....................................................           2,637
Environmental Systems Products Holdings, Inc. (9,333 common shares, Acquired
  09/26/07, Cost $0) (h) (i)....................................................               0

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

DESCRIPTION                                                                           VALUE
------------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
Environmental Systems Products Holdings, Inc. (9,333 preferred shares, Acquired
  06/26/07, Cost $449,153) (h) (i)..............................................  $      233,325
Gentek, Inc. (Canada) (1,600 common shares, Acquired 09/19/06, Cost $0) (h)
  (i)...........................................................................          44,400
Gentek, Inc. (Canada) (Warrants for 2,501 common shares, Expiration date ranging
  from 10/31/08 to 10/31/10, Acquired 09/19/06, Cost $0) (h) (i)................          60,389
IDT Corp. (22,898 common shares) (h)............................................         158,912
Railworks Corp. (Warrants for 865 common shares, Expiration date 06/14/11,
  Acquired 02/10/03, Cost $2,135,664) (h) (i)...................................               0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost $193,940)
  (h) (i).......................................................................               0
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (h) (i)......               0
                                                                                  --------------

TOTAL EQUITIES  0.1%............................................................         514,913
                                                                                  --------------

TOTAL LONG-TERM INVESTMENTS  178.5%
  (Cost $2,517,552,907).........................................................   2,274,199,145
                                                                                  --------------

SHORT-TERM INVESTMENTS  1.1%
REPURCHASE AGREEMENT  0.6%
State Street Bank & Trust Co. ($8,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.48%, dated 01/31/08,
  to be sold on 02/01/08 at $8,000,551) (a).....................................       8,000,000

TIME DEPOSIT  0.5%
State Street Bank & Trust Corp. ($5,764,580 par, 2.20% coupon, dated 01/31/08,
  to be sold on 02/01/08 at $5,764,932) (a).....................................       5,764,580
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $13,764,580)............................................................      13,764,580
                                                                                  --------------

TOTAL INVESTMENTS  179.6%
  (Cost $2,531,317,487).........................................................   2,287,963,725
BORROWINGS  (24.5%).............................................................    (312,000,000)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (55.0%).....................    (700,296,296)
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)...................................      (1,531,052)
                                                                                  --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..................................  $1,274,136,377
                                                                                  ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) All or a portion of this security is designated in connection with unfunded loan commitments.

(b) This Senior Loan interest is non-income producing.

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Payment-in-kind security.

(e) This borrower is currently in liquidation.

(f) Variable rate security. Interest rate shown is that in effect at January 31, 2008.

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) Non-income producing security as the stock or warrant currently does not declare income dividends.

(i) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents less than 0.1% of the net assets applicable to common shares of the Trust.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

RATINGS ALLOCATION AS OF 1/31/08
AA/Aa.......................................................   0.1%
BBB/Baa.....................................................   0.2%
BB/Ba.......................................................  47.0%
B/B.........................................................  30.6%
CCC/Caa.....................................................   2.9%
Non-Rated...................................................  19.2%

RATINGS ALLOCATIONS ARE AS A PERCENTAGE OF LONG-TERM DEBT OBLIGATIONS. RATINGS ALLOCATIONS BASED UPON RATINGS AS ISSUED BY STANDARD AND POOR'S AND MOODY'S, RESPECTIVELY. BANK LOANS RATED BELOW BBB BY STANDARD AND POOR'S OR BAA BY MOODY'S ARE CONSIDERED TO BE BELOW INVESTMENT GRADE.

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF JANUARY 31, 2008:

CREDIT DEFAULT SWAPS

                                                         PAY/
                                                        RECEIVE                NOTIONAL
                           REFERENCE        BUY/SELL     FIXED    EXPIRATION    AMOUNT    UPFRONT
COUNTERPARTY                ENTITY         PROTECTION    RATE        DATE       (000)     PAYMENTS      VALUE
Goldman Sachs Credit   Standard Pacific
  Partners, L.P......  Corp.                  Sell       3.40%     03/20/14     $2,500       $0      $  (876,505)
Goldman Sachs Credit   Standard Pacific
  Partners, L.P......  Corp.                  Sell       3.70      06/20/14      2,500        0         (865,805)
Goldman Sachs Credit   K. Hovnanian
  Partners, L.P......  Enterprises, Inc.      Sell       2.15      06/20/09      1,500        0         (271,635)
Goldman Sachs Credit   K. Hovnanian
  Partners, L.P......  Enterprises, Inc.      Sell       3.75      06/20/12      1,500        0         (422,969)
                                                                                          --------   -----------
TOTAL CREDIT DEFAULT SWAPS.............................................................      $0      $(2,436,914)
                                                                                          ========   ===========

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2008 (Unaudited)

ASSETS:
Total Unaffiliated Investments (Cost $2,531,317,487)........  $2,287,963,725
Restricted Cash.............................................       2,560,000
Receivables:
  Investments Sold..........................................      30,387,745
  Interest and Fees.........................................      18,566,206
Other.......................................................         109,818
                                                              --------------
    Total Assets............................................   2,339,587,494
                                                              --------------
LIABILITIES:
Payables:
  Borrowings................................................     312,000,000
  Investments Purchased.....................................      39,219,213
  Investment Advisory Fee...................................       1,722,836
  Administration Fee........................................         405,198
  Income Distributions--Common Shares.......................         262,201
  Distributor and Other Affiliates..........................         223,471
Unfunded Commitments........................................       5,714,582
Swap Contracts..............................................       2,436,914
Accrued Interest Expense....................................       1,575,196
Accrued Expenses............................................         972,220
Trustees' Deferred Compensation and Retirement Plans........         622,990
                                                              --------------
    Total Liabilities.......................................     365,154,821
Preferred Shares (including accrued distributions)..........     700,296,296
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,274,136,377
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,274,136,377 divided by
  180,010,000 shares outstanding)...........................  $         7.08
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 180,010,000 shares issued and
  outstanding)..............................................  $    1,800,100
Paid in Surplus.............................................   1,788,748,292
Accumulated Undistributed Net Investment Income.............      (2,631,715)
Net Unrealized Depreciation.................................    (251,505,258)
Accumulated Net Realized Loss...............................    (262,275,042)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,274,136,377
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 28,000 shares,
  28,000 issued with liquidation preference of $25,000 per
  share)....................................................  $  700,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $1,974,136,377
                                                              ==============

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended January 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest from Unaffiliated Investments......................  $ 107,176,427
Dividends...................................................         36,990
Other.......................................................      3,228,929
                                                              -------------
    Total Income............................................    110,442,346
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     10,753,240
Administration Fee..........................................      2,529,999
Credit Line.................................................      1,024,427
Preferred Share Maintenance.................................        919,264
Custody.....................................................        317,046
Professional Fees...........................................        236,022
Accounting & Administrative Expenses........................        132,909
Reports to Shareholders.....................................        106,802
Transfer Agent..............................................         12,675
Trustees' Fees and Related Expenses.........................          6,721
Other.......................................................        115,926
                                                              -------------
    Total Operating Expense.................................     16,155,031
    Interest Expense........................................     11,489,314
                                                              -------------
    Total Expenses..........................................     27,644,345
                                                              -------------
NET INVESTMENT INCOME.......................................  $  82,798,001
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Unaffiliated Investments..................................  $ (15,473,837)
  Affiliated Investments....................................     (1,074,607)
  Swap Contracts............................................        135,217
                                                              -------------
Net Realized Loss...........................................    (16,413,227)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (92,918,730)
                                                              -------------
  End of the Period:
    Unaffiliated Investments................................   (243,353,762)
    Swap Contracts..........................................     (2,436,914)
    Unfunded Commitments....................................     (5,714,582)
                                                              -------------
                                                               (251,505,258)
                                                              -------------
Net Unrealized Depreciation During the Period...............   (158,586,528)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(174,999,755)
                                                              =============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (19,468,021)
                                                              =============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(111,669,775)
                                                              =============

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE            FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         JANUARY 31, 2008    JULY 31, 2007
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   82,798,001     $  166,683,679
Net Realized Loss......................................      (16,413,227)        (7,600,277)
Net Unrealized Depreciation During the Period..........     (158,586,528)       (77,965,886)

Distributions to Preferred Shareholders:
  Net Investment Income................................      (19,468,021)       (36,203,219)
                                                          --------------     --------------
Change in Net Assets Applicable to Common Shares from
  Operations...........................................     (111,669,775)        44,914,297

Distributions to Common Shareholders:
  Net Investment Income................................      (64,263,572)      (137,725,653)
                                                          --------------     --------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES...............................................     (175,933,347)       (92,811,356)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period................................    1,450,069,724      1,542,881,080
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $(2,631,715) and
  $(1,698,123), respectively)..........................   $1,274,136,377     $1,450,069,724
                                                          ==============     ==============

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended January 31, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $(111,669,775)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................   (562,508,913)
  Principal Repayments/Sales of Investments.................    719,403,580
  Net Purchases of Short-Term Investments...................     11,720,338
  Amortization of Loan Fees.................................        (89,332)
  Net Loan Fees Received....................................     20,974,697
  Accretion of Discounts....................................       (613,488)
  Net Realized Gain/Loss on Investments.....................     16,548,444
  Net Change in Unrealized Depreciation on Investments......    155,532,806
  Increase in Restricted Cash...............................     (1,557,698)
  Decrease in Receivables for Investments Sold..............     25,436,022
  Decrease in Interest and Fees Receivables and Other
    Assets..................................................      2,575,933
  Decrease in Payable for Investments Purchased.............    (23,420,511)
  Decrease in Accrued Expenses and Other Payables...........     (1,015,905)
  Net Change in Unrealized Depreciation on Swap Contracts...      1,360,632
  Net Change in Unfunded Commitments........................      1,693,090
  Decrease in Trustees' Deferred Compensation and Retirement
    Plans...................................................         (8,408)
                                                              -------------
    Total Adjustments.......................................    366,031,287
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    254,361,512
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in Bank Borrowings...................................   (190,000,000)
Cash Distributions Paid.....................................    (64,361,512)
                                                              -------------
    Net Cash Used for Financing Activities..................   (254,361,512)
                                                              -------------
NET INCREASE IN CASH........................................            -0-
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $         -0-
                                                              =============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Year for Interest......................  $  12,425,899
                                                              =============

 34                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX
                                          MONTHS
                                          ENDED                       YEAR ENDED JULY 31,
                                         JAN. 31,    ------------------------------------------------------
                                           2008        2007        2006        2005       2004       2003
                                         ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD................................. $   8.06    $   8.57    $   8.67    $   8.63   $   8.10   $   7.94
                                         --------    --------    --------    --------   --------   --------
 Net Investment Income..................      .46(a)      .93(a)      .79(a)      .60        .42        .46
 Net Realized and Unrealized
   Gain/Loss............................     (.97)       (.47)       (.10)        .01        .57        .14
 Common Share Equivalent of
   Distributions Paid to Preferred
   Shareholders:
   Net Investment Income................     (.11)       (.20)       (.17)       (.10)      (.02)       -0-
                                         --------    --------    --------    --------   --------   --------
Total from Investment Operations........     (.62)        .26         .52         .51        .97        .60
                                         --------    --------    --------    --------   --------   --------
Distributions Paid to Common
 Shareholders:
 Net Investment Income..................     (.36)       (.77)       (.62)       (.47)      (.40)      (.44)
Dilutive Impact from the Offering of
 Money Market Cumulative Preferred
 Shares.................................      -0-         -0-         -0-         -0-       (.04)       -0-
                                         --------    --------    --------    --------   --------   --------
NET ASSET VALUE, END OF THE PERIOD...... $   7.08    $   8.06    $   8.57    $   8.67   $   8.63   $   8.10
                                         ========    ========    ========    ========   ========   ========
Common Share Market Price at End of the
 Period................................. $   6.73    $   7.98    $   8.38    $   8.19   $   8.84   $   7.84
Total Return (b)........................  -11.47%*      3.94%      10.41%      -2.03%     18.13%     25.06%
Net Assets Applicable to Common Shares
 at End of the Period (In millions)..... $1,274.1    $1,450.1    $1,542.9    $1,560.7   $1,554.1   $1,458.6
Ratios to Average Net Assets Applicable
 to Common Shares excluding Borrowings:
 Operating Expense (c)..................    2.29%       2.35%       2.31%       2.26%      1.91%      1.59%
 Interest Expense (c)...................    1.63%       1.95%       1.63%        .82%       .31%       .62%
 Gross Expense (c)......................    3.93%       4.30%       3.94%       3.08%      2.22%      2.21%
 Net Investment Income (c)..............   11.76%      10.80%       9.17%       6.87%      5.06%      5.98%
 Net Investment Income (d)..............    8.99%       8.46%       7.23%       5.75%      4.80%        N/A
Portfolio Turnover (e)..................      23%*        85%         75%         94%        84%        78%

SUPPLEMENTAL RATIOS:
Ratios to Average Net Assets Including
 Preferred Shares and Borrowings:
 Operating Expense (c)..................    1.28%       1.30%       1.28%       1.27%      1.30%      1.19%
 Interest Expense (c)...................     .91%       1.08%        .90%        .46%       .21%       .46%
 Gross Expense (c)......................    2.19%       2.37%       2.18%       1.73%      1.51%      1.65%
 Net Investment Income (c)..............    6.55%       5.95%       5.06%       3.86%      3.44%      4.47%
 Net Investment Income (d)..............    5.01%       4.66%       3.99%       3.23%      3.26%        N/A

SENIOR INDEBTEDNESS:
 Total Preferred Shares Outstanding.....   28,000      28,000      28,000      28,000     28,000        N/A
 Asset Coverage Per Preferred Share
   (f).................................. $ 70,515    $ 76,803    $ 80,119    $ 80,750   $ 80,509        N/A
 Involuntary Liquidating Preference Per
   Preferred Share...................... $ 25,000    $ 25,000    $ 25,000    $ 25,000   $ 25,000        N/A
 Average Market Value Per Preferred
   Share................................ $ 25,000    $ 25,000    $ 25,000    $ 25,000   $ 25,000        N/A
 Total Borrowing Outstanding (In
   thousands)........................... $312,000    $502,000    $557,000    $524,000   $450,000   $401,000
 Asset Coverage Per $1,000 Unit of
   Senior Indebtedness (g).............. $  7,328    $  5,284    $  5,028    $  5,315   $  6,009   $  4,637

*  Non-Annualized
(a)Based on average shares outstanding.
(b)Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)Ratios do not reflect the effect of distributions to preferred shareholders.
(d)Ratios reflect the effect of distributions to preferred shareholders.
(e)Calculation includes the proceeds from principal repayments and sales of senior loan interests.
(f)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.
(g)Calculated by subtracting the Trust's total liabilities (not including the preferred shares and the borrowings) from the Trust's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
N/A=Not Applicable

See Notes to Financial Statements                                             35

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust borrows money for investment purposes which will create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust's volatility. The Trust commenced investment operations on June 23, 1998.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans and notes are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and the Board of Trustees.

    Credit default swaps are valued using market quotations obtained from brokers.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

expected to result in the restructuring of a plan of reorganization for an investment are recorded as realized losses. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At January 31, 2008, the Trust had no when-issued or delayed delivery purchase commitments.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note, or other fixed income security. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on January 31, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended July 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2007, the Trust had an accumulated capital loss carryforward for tax purposes of $230,073,119 which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$  4,851,995................................................    July 31, 2009
 122,716,095................................................    July 31, 2010
  52,014,750................................................    July 31, 2011
  29,634,358................................................    July 31, 2012
   2,190,907................................................    July 31, 2013
   6,730,384................................................    July 31, 2014
  11,934,630................................................    July 31, 2015

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

    At January 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,532,257,428
                                                              ==============
Gross tax unrealized appreciation...........................  $    7,175,644
Gross tax unrealized depreciation...........................    (251,469,347)
                                                              --------------
Net tax unrealized depreciation on investments..............  $ (244,293,703)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust intends to declare and pay monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid for the year ended July 31, 2007 were as follows:

Distributions paid from:
  Ordinary income...........................................  $173,875,890
  Long-term capital gain....................................           -0-
                                                              ------------
                                                              $173,875,890
                                                              ============

    As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $948,827

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses resulting from wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee of .85% of the average daily managed assets. Managed assets are defined as the gross asset value of the Trust minus the sum of accrued liabilities, other than the aggregate amount of borrowings undertaken by the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc., the Trust's Administrator, at an annual rate of .20% of the average daily managed assets of the Trust. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 2008, the Trust recognized expenses of approximately $69,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

    Under separate Legal Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended January 31, 2008, the Trust recognized expenses of approximately $46,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    As of January 31, 2008, the Trust did not own shares of affiliated companies. Affiliated companies are defined by the 1940 Act, as amended, as those companies in which a fund holds 5% or more of the outstanding voting securities.

    Affiliate transactions during the six months ended January 31, 2008 were as follows:

                               PAR/SHARES                               PAR/SHARES     REALIZED
                                 AS OF         GROSS        GROSS         AS OF          GAIN/
NAME                            7/31/07      ADDITIONS    REDUCTIONS     1/31/08        (LOSS)
Neoplan USA Corp., Revolving
  Credit Agreement...........   $589,367       $-0-        $589,367        $-0-       $       -0-
Neoplan USA Corp., Common
  Stock......................      8,517        -0-           8,517         -0-               (85)
Neoplan USA Corp., Preferred
  Stock C....................        532        -0-             532         -0-              (533)
Neoplan USA Corp., Preferred
  Stock D....................      1,730        -0-           1,730         -0-        (1,073,989)
                                                                                      -----------
                                                                                      $(1,074,607)
                                                                                      ===========

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $562,508,913 and $719,403,580, respectively.

4. COMMITMENTS

Pursuant to the terms of certain Senior Loan agreements, the Trust had unfunded loan commitments of approximately $85,451,200 as of January 31, 2008. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. The unrealized depreciation on these commitments of $5,714,582

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

as of January 31, 2008 is reported as "Unfunded Commitments" on the Statement of Assets and Liabilities.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect the Trust against possible changes in the market value of its portfolio or to generate potential gain. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    The Trust may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Trust may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Trust accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if the Trust had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Trust, is recorded with an offsetting liability shown on the Statement of Assets and Liabilities. Reciprocally, when the Trust has an unrealized loss on swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

    At January 31, 2008, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
SELLING PARTICIPANT                                             (000)       (000)
General Electric Capital Corp. .............................   $ 5,000     $ 4,934
Merrill Lynch...............................................    20,000      16,400
JP Morgan Chase.............................................    20,000      16,400
Citicorp North America......................................    16,667      13,667
Bank of America, NA.........................................    10,000       8,200
                                                               -------     -------
                                                               $71,667     $59,601
                                                               =======     =======

7. BORROWINGS

The Trust may utilize financial leverage to the maximum extent allowable under the 1940 Act, as amended. Under the 1940 Act, as amended, a Trust generally may not (i) borrow money greater than 33 1/3% of the Trust's total assets or (ii) issue preferred shares greater than 50% of the Trust's total assets. In using a combination of borrowing money and issuing preferred shares, the maximum allowable leverage is somewhere between 33 1/3% and 50% (but in no event more than 50%) of the Trust's total assets based on the relative amounts borrowed or preferred shares issued.

    The Trust has entered into a $700 million revolving credit and security agreement. This revolving credit agreement is secured by the assets of the Trust. In connection with this agreement, for the six months ended January 31, 2008, the Trust incurred fees of approximately $1,024,427. For the six months ended January 31, 2008, the average daily balance of borrowings under the Amended and Restated Revolving Credit and Security Agreement was $415,744,565 with a weighted average interest rate of 5.42%.

8. PREFERRED SHARES ISSUANCE

The Trust has outstanding 5,600 shares each of Series M, Series T, Series W, Series TH and Series F Auction Preferred Shares (APS), $.01 Par Value, $25,000 liquidation preference, for a total issuance of $700 million. Dividends are cumulative and the dividend rates are generally reset every seven days through an auction process. If the preferred shares are unable to be remarketed on a remarketing date, the Trust would be required to pay the maximum applicable rate on APS to holders of such shares for successive divided periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 150% of the London Inter-Bank Offered Rate (LIBOR) on that date. The average rate in

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2008 (UNAUDITED) continued

effect on January 31, 2008 was 4.464%. During the six months ended January 31, 2008, the rates ranged from 4.360% to 6.300%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of the "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

9. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of January 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

11. SUBSEQUENT EVENT--AUCTION PREFERRED SHARES (APS)

Beginning on February 12, 2008 and continuing through March 18, 2008 (the most recent auction prior to the printing of this report), the following series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS.

                                                                  AVERAGE RATE
                                                                      FROM
                                                               2/12/08 TO 3/18/08
Series M....................................................         4.569%
Series T....................................................         4.580%
Series W....................................................         4.648%
Series TH...................................................         4.640%
Series F....................................................         4.607%

VAN KAMPEN SENIOR INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

CHRISTINA JAMIESON
Vice President

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VVRSAN 3/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-01391P-Y01/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Income Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By:  /s/ Stuart N. Schuldt
     ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008